Employee Benefits	12 Months Ended
Jun. 30, 2023
Employee Benefits
Employee Benefits

Note 17 – Employee Benefits

	June 30, 2023	June 30, 2022
	$’000	$’000
Current liabilities
Annual leave	2,780	2,345
Long service leave	217	308
Total current employee benefits	2,997	2,653
Non-current liabilities
Long service leave	317	217
Total employee benefits	3,314	2,870